Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues from proprietary products	$ 90,784	$ 79,559	$ 55,958
Revenues from distribution	23,685	23,266	21,536
Total revenues	114,469	102,825	77,494
Cost of revenues from proprietary products	52,796	51,335	37,723
Cost of revenues from distribution	20,201	19,402	18,411
Total cost of revenues	72,997	70,737	56,134
Gross profit	41,472	32,088	21,360
Research and development expenses	9,747	11,973	16,245
Selling and marketing expenses	3,630	4,398	3,243
General and administrative expenses	8,525	8,273	7,353
Other expense	311
Operating income (loss)	19,259	7,444	(5,481)
Financial income	820	500	469
Income (expense) in respect of currency exchange differences and derivatives instruments, net	602	(612)	127
Financial expenses	(340)	(162)	(126)
Income (loss) before tax on income	20,341	7,170	(5,011)
Taxes on income	(1,955)	269	1,722
Net Income (loss)	22,296	6,901	(6,733)
Items that may be reclassified to profit or loss in subsequent periods:
Gain (loss) from securities measured at fair value through other comprehensive income	51	(23)	(54)
Gain (loss) on cash flow hedges	(176)	329	47
Net amounts transferred to the statement of profit or loss for cash flow hedges	70	(256)	(73)
Items that will not be reclassified to profit or loss in subsequent periods:
Actuarial gain (loss) from defined benefit plans	340	(256)	(22)
Deferred tax	(9)
Total comprehensive income (loss)	$ 22,572	$ 6,695	$ (6,835)
Income (loss) per share attributable to equity holders of the Company:
Basic income (loss) per share	$ 0.55	$ 0.18	$ (0.18)
Diluted income (loss) per share	$ 0.55	$ 0.18	$ (0.18)